EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
EQUITY

16.	EQUITY

Preferred Stock Issuance: Securities Purchase and Exchange Agreement

On January 10, 2020, the Company entered into a Securities Purchase and Exchange Agreement (the “Securities Purchase and Exchange Agreement”) with 1315 Capital and Ampersand (collectively, the “Investors”) pursuant to which the Company agreed to sell to the Investors an aggregate of $20.0 million in Series B Preferred Stock of the Company, at an issuance price per share of $1,000. Pursuant to the Securities Purchase and Exchange Agreement, 1315 Capital agreed to purchase 19,000 shares of Series B Preferred Stock at an aggregate purchase price of $19.0 million and Ampersand agreed to purchase 1,000 shares of Series B Preferred Stock at an aggregate purchase price of $1.0 million.

In addition, the Company agreed to exchange $27.0 million of the Company’s existing Series A convertible preferred stock, par value $0.01 per share, held by Ampersand (the “Series A Preferred Stock”), represented by 270 shares of Series A Preferred Stock with a stated value of $100,000 per share, which represents all of the Company’s issued and outstanding Series A Preferred Stock, for 27,000 newly issued shares of Series B Preferred Stock (such shares of Series B Preferred Stock, the “Exchange Shares” and such transaction, the “Exchange”). Following the Exchange, no shares of Series A Preferred Stock remained designated, authorized, issued or outstanding. The Series B Preferred Stock has a conversion price of $6.00 as compared to a conversion price of $8.00 on the Series A Preferred Stock, but did not include certain rights applicable to the Series A Preferred Stock, including a six-percent (6%) dividend and a conversion price adjustment for any failure by the Company to achieve a revenue target of $34.0 million in 2020 related to its clinical services or a weighted-average anti-dilution adjustment. Under the terms of the Securities Purchase and Exchange Agreement, Ampersand also agreed to waive all dividends and weighted-average anti-dilution adjustments accrued to date on the Series A Preferred Stock.

A convertible financial instrument includes a beneficial conversion feature if its conversion price is lower than the Company’s stock price at the commitment date. The Company determined that the sale of the Series B Preferred resulted in a beneficial conversion feature with an intrinsic value of $2.2 million, which the Company recorded as a reduction to additional paid-in capital upon the sale of the Series B Preferred stock. The Company calculated the intrinsic value of the beneficial conversion feature as the difference between the estimated fair value of the Common Stock on January 15, 2020 of $6.79 per share and the effective conversion price per share of $6.00 multiplied by the number of shares of common stock issuable upon conversion. The Company fully amortized the beneficial conversion feature during the three months ended March 31, 2020 in accordance with GAAP. The beneficial conversion feature resulted in an increase in the loss attributable to common shareholders for the three months ended March 31, 2020 in the Condensed Consolidated Statement of Operations, as it represented a deemed dividend to the preferred shareholders.

In April 2020, the Company entered into support agreements with each of the Series B Investors, pursuant to which Ampersand and 1315 Capital, respectively, consented to, and agreed to vote (by proxy or otherwise), all shares of Series B Preferred Stock registered in its name or beneficially owned by it and/or over which it exercises voting control as of the date of the Support Agreement and any other shares of Series B Preferred Stock legally or beneficially held or acquired by such Series B Investor after the date of the Support Agreement or over which it exercises voting control, in favor of any Fundamental Action desired to be taken by the Company as determined by the Board. For purposes of each Support Agreement, “Fundamental Action” means any action proposed to be taken by the Company and set forth in Section 4(d)(i), 4(d)(ii), 4(d)(v), 4(d)(vi), 4(d)(viii) or 4(d)(ix) of the Certificate of Designation of Series B Preferred Stock or Section 8.5.1.1, 8.5.1.2, 8.5.1.5, 8.5.1.6, 8.5.1.8 or 8.5.1.9 of the Amended and Restated Investor Rights Agreement. The support agreement between the Company and Ampersand was terminated by mutual agreement on July 9, 2020; however, the support agreement entered into with 1315 Capital remains in effect. During October 2021, Ampersand and 1315 Capital provided consent to the Company to enter into the Comerica Loan Agreement and the BroadOak Term Loan.

13. Equity

Public Offering

On January 25, 2019, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with H.C. Wainwright & Co., LLC (“Wainwright”) with respect to the issuance and sale of an aggregate of 933,334 shares (the “Firm Shares”) of the Company’s common stock in an underwritten public offering. Pursuant to the Underwriting Agreement, the Company also granted Wainwright an option, exercisable for 30 days, to purchase an additional 140,000 shares of common stock. The option expired unexercised. The Firm Shares were offered to the public at a price of $7.50 per Share. Wainwright purchased the Firm Shares from the Company pursuant to the Underwriting Agreement at an effective price of $6.975 per share.

The Company received net proceeds, after deducting underwriter discounts and commissions and other expenses related to the offering, in the amount of approximately $5.9 million. The Company used the net proceeds from the offering for working capital, capital expenditures, business development and research and development expenditures, and the acquisition (in part) of Biopharma business.

Preferred Stock Issuance

The Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) on July 15, 2019 with Ampersand 2018 Limited Partnership (the “Investor”), a fund managed by Ampersand Capital Partners, providing for the issuance and sale to the Investor of up to an aggregate of $27.0 million in convertible preferred stock, par value $0.01 per share, of the Company consisting of two series, Series A (“Series A”) and Series A-1 (“Series A-1” and together with the Series A, the “Preferred Stock”), both at an issuance price per share of 100 thousand (the “Stated Value”), to be funded at up to two different closings (the “Investment”).

The initial closing, which was consummated promptly after the execution of the Securities Purchase Agreement, involved the issuance of 60 newly created shares of Series A at an aggregate purchase price of $6.0 million, and 80 newly created shares of Series A-1 at an aggregate purchase price of $8.0 million, for net proceeds of approximately $13.1 million.

The Securities Purchase Agreement contemplated a second closing (the “Second Closing”), which would only be effected following the fulfillment to the Investor’s satisfaction of customary conditions, including, among others, the approval by the stockholders of the Company, as required under the rules of the Nasdaq Stock Market LLC (the “Nasdaq Listing Rules”), of the issuance of shares of common stock upon conversion of the Preferred Stock in excess of the aggregate number of shares of common stock that the Company may issue upon conversion of the Preferred Stock without breaching its obligations under the Nasdaq Listing Rules (the “Stockholder Approval”). The terms of the Series A-1 provided that each share of Series A-1 would automatically convert into one share of Series A upon the Company obtaining the Stockholder Approval. See Note 21, Subsequent Events, for additional information.

Stockholder Approval was obtained on October 10, 2019 for the Securities Purchase Agreement discussed above and each share of Series A-1 issued to the Investor at the initial closing automatically converted into one share of Series A on that day.

On October 16, 2019, the Company and the Investor consummated the Second Closing. At the Second Closing, the Company issued to the Investor 130 newly created shares of Series A at an aggregate gross purchase price of $13.0 million. The Company used the proceeds from the Second Closing to make the maturity date payment, subject to certain holdbacks, with respect to the promissory note issued by a subsidiary of the Company to CGI, and expects to use the remaining proceeds for general corporate purposes, including the integration of the BioPharma business. The Company issued the aforementioned note in connection with the acquisition of its BioPharma business.

The Series A was offered and sold pursuant to an exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) and Rule 506 of Regulation D promulgated thereunder. The shares to be issued upon conversion of the Series A have not been registered under the Securities Act and may not be offered or sold in the United States in the absence of an effective registration statement or exemption from the registration requirements.

Preferred Stock Issuance: Securities Purchase and Exchange Agreement

On January 10, 2020, the Company entered into a Securities Purchase and Exchange Agreement (the “Securities Purchase and Exchange Agreement”) with 1315 Capital and Ampersand 2018 Limited Partnership (“Ampersand” and, together with 1315 Capital, the “Investors”) pursuant to which the Company agreed to sell to the Investors an aggregate of $20.0 million in Series B Preferred Stock of the Company, at an issuance price per share of $1,000. Pursuant to the Securities Purchase and Exchange Agreement, 1315 Capital agreed to purchase 19,000 shares of Series B Preferred Stock at an aggregate purchase price of $19.0 million and Ampersand agreed to purchase 1,000 shares of Series B Preferred Stock at an aggregate purchase price of $1.0 million.

In addition, the Company agreed to exchange $27.0 million of the Company’s existing Series A convertible preferred stock, par value $0.01 per share, held by Ampersand (the “Series A Preferred Stock”), represented by 270 shares of Series A Preferred Stock with a stated value of $100,000 per share, which represents all of the Company’s issued and outstanding Series A Preferred Stock, for 27,000 newly issued shares of Series B Preferred Stock (such shares of Series B Preferred Stock, the “Exchange Shares” and such transaction, the “Exchange”). Following the Exchange, no shares of Series A Preferred Stock remained designated, authorized, issued or outstanding. The Series B Preferred Stock has a conversion price of $6.00 as compared to a conversion price of $8.00 on the Series A Preferred Stock, but did not include certain rights applicable to the Series A Preferred Stock, including a six-percent (6%) dividend and a conversion price adjustment for any failure by the Company to achieve a revenue target of $34.0 million in 2020 related to its clinical services or a weighted-average anti-dilution adjustment. Under the terms of the Securities Purchase and Exchange Agreement, Ampersand also agreed to waive all dividends and weighted-average anti-dilution adjustments accrued to date on the Series A Preferred Stock.

A convertible financial instrument includes a beneficial conversion feature if its conversion price is lower than the Company’s stock price at the commitment date. The Company determined that the sale of the Series B Preferred resulted in a beneficial conversion feature with an intrinsic value of $2.2 million, which the Company recorded as a reduction to additional paid-in capital upon the sale of the Series B Preferred stock. The Company calculated the intrinsic value of the beneficial conversion feature as the difference between the estimated fair value of the Common Stock on January 15, 2020 of $6.79 per share and the effective conversion price per share of $6.00 multiplied by the number of shares of common stock issuable upon conversion. The Company fully amortized the beneficial conversion feature during the three months ended March 31, 2020 in accordance with GAAP. The beneficial conversion feature resulted in an increase in the loss attributable to common shareholders for the three months ended March 31, 2020 in the Condensed Consolidated Statement of Operations, as it represented a deemed dividend to the preferred shareholders.

In April 2020, the Company entered into support agreements with each of the Series B Investors, pursuant to which Ampersand and 1315 Capital, respectively, consented to, and agreed to vote (by proxy or otherwise), all shares of Series B Preferred Stock registered in its name or beneficially owned by it and/or over which it exercises voting control as of the date of the Support Agreement and any other shares of Series B Preferred Stock legally or beneficially held or acquired by such Series B Investor after the date of the Support Agreement or over which it exercises voting control, in favor of any Fundamental Action desired to be taken by the Company as determined by the Board. For purposes of each Support Agreement, “Fundamental Action” means any action proposed to be taken by the Company and set forth in Section 4(d)(i), 4(d)(ii), 4(d)(v), 4(d)(vi), 4(d)(viii) or 4(d)(ix) of the Certificate of Designation of Series B Preferred Stock or Section 8.5.1.1, 8.5.1.2, 8.5.1.5, 8.5.1.6, 8.5.1.8 or 8.5.1.9 of the Amended and Restated Investor Rights Agreement. The support agreement between the Company and Ampersand was terminated by mutual agreement on July 9, 2020; however, the support agreement entered into with 1315 Capital remains in effect.

As of December 31, 2020 and 2019, there were 47,000 Series B and 270 Series A issued and outstanding shares of preferred stock, respectively.

ATM Arrangement

On September 20, 2019, the Company entered into an Equity Distribution Agreement with Oppenheimer & Co. Inc., as Agent, pursuant to which the Company may, from time to time, issue and sell shares of its Common Stock, at an aggregate offering price of up to $4.8 million (the “Shares”) through the Agent. Under the terms of the Equity Distribution Agreement, the Agent may sell the Shares at market prices by any method that is deemed to be an “at the market offering” as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”).

Subject to the terms and conditions of the Equity Distribution Agreement, the Agent will use its commercially reasonable efforts to sell the Shares from time to time, based upon the Company’s instructions. The Company has no obligation to sell any of the Shares and may, at any time, suspend sales under the Equity Distribution Agreement or terminate the Equity Distribution Agreement in accordance with its terms. The Company has provided the Agent with customary indemnification rights, and the Agent will be entitled to a fixed commission of 3.0% of the aggregate gross proceeds from the Shares sold. The Equity Distribution Agreement contains customary representations and warranties and the Company is required to deliver customary closing documents and certificates in connection with sales of the Shares. In 2019, 97,817 shares (as adjusted for the reverse stock split) were sold for net proceeds to the Company of approximately $0.2 million. In 2020, approximately 178,000 shares were sold for net proceeds to the Company of approximately $0.7 million.

As a result of the January 10, 2020 Securities Purchase and Exchange Agreement, additional Shares may no longer be sold under the ATM arrangement without a majority approval by the holders of the Series B Preferred Stock in accordance with the Amended and Restated Investor Rights Agreement entered into on that date. Since our common stock has been delisted by The Nasdaq Stock Market LLC (“Nasdaq”) due to our failure to meet minimum stockholders’ equity requirements, we are no longer eligible to sell under the Equity Distribution Agreement. In addition, we are currently ineligible to use a Form S-3 shelf registration statement. See Note 21, Subsequent Events.